Merger Transaction - Schedule of Equity Instruments Outstanding (Details) - shares shares in Thousands		Aug. 21, 2024	Jun. 30, 2025
Schedule of Equity Instruments Outstanding [Line Items]
Total Common Stock, Shares		81,952	96,189
Total Common Stock, % of Common	[1]	100.00%
Total Common Stock, % of Voting	[1]	94%
Total Voting Shares, Shares		87,185
Total Voting Shares, % of Voting	[1]	100%
Public shareholders [Member]
Schedule of Equity Instruments Outstanding [Line Items]
Total Common Stock, Shares		2,077
Total Common Stock, % of Common	[1]	3.00%
Total Common Stock, % of Voting	[1]	2%
Sponsor [Member]
Schedule of Equity Instruments Outstanding [Line Items]
Total Common Stock, Shares		6,250
Total Common Stock, % of Common	[1]	8.00%
Total Common Stock, % of Voting	[1]	7%
USARE LLC shareholders [Member]
Schedule of Equity Instruments Outstanding [Line Items]
Total Common Stock, Shares		72,748
Total Common Stock, % of Common	[1]	89.00%
Total Common Stock, % of Voting	[1]	83%
Shares issued to CCM [Member]
Schedule of Equity Instruments Outstanding [Line Items]
Total Common Stock, Shares		877
Total Common Stock, % of Common	[1]	1.00%
Total Common Stock, % of Voting	[1]	1%
Series A Preferred Stock – USARE LLC shareholders [Member]
Schedule of Equity Instruments Outstanding [Line Items]
Total Voting Shares, Shares		4,318
Total Voting Shares, % of Voting	[1]	5%
Series A Preferred Stock – PIPE Investors [Member]
Schedule of Equity Instruments Outstanding [Line Items]
Total Voting Shares, Shares		784
Total Voting Shares, % of Voting	[1]	1%
Series A Preferred Stock – Blitzer promissory note [Member]
Schedule of Equity Instruments Outstanding [Line Items]
Total Voting Shares, Shares		131
Total Voting Shares, % of Voting	[1]

[1]	Percentage may not total due to rounding.